November 21, 1995



Securities and Exchange Commission
Judiciary Plaza
450 Fifth Street N.W.
Washington, D.C.  20549

Re:  Rule 24f-2 Notice for
     MERRILL LYNCH NEW YORK
     MUNICIPAL BOND FUND OF
     MERRILL LYNCH MULTI-STATE
     MUNICIPAL SERIES TRUST
     File No. 2-99473

Dear Sirs:

In accordance with the provisions
of Rule 24f-2 under the Investment
Company Act of 1940, Merrill
Lynch New York Municipal Bond
Fund (the "Fund") of Merrill Lynch
Multi-State Municipal Series Trust
(the "Trust") hereby files its Rule
24f-2 Notice (the "Notice").

The Notice is being filed for the
fiscal year of the Fund ended
September 30, 1995 (the "Fiscal
Year"). In addition to the Fund,
the Trust consists of the following
portfolios: Merrill Lynch New Jersey
Municipal Bond Fund (File No.
33-35441), Merrill Lynch Florida
Municipal Bond Fund (File No.
33-39555), Merrill Lynch Texas
Municipal Bond Fund (File No.
33-40480), Merrill Lynch Arizona
Municipal Bond Fund (File No.
33-41311), Merrill Lynch
Pennsylvania Municipal Bond
Fund (File No. 33-35442), Merrill
Lynch Ohio Municipal Bond
Fund (File No.  33-44500), Merrill
Lynch Minnesota Municipal Bond
Fund (File No.  33-44734), Merrill
Lynch Massachusetts Municipal
Bond Fund (File No. 33-35987),
Merrill Lynch North Carolina
Municipal Bond Fund (File No.
33-48692), Merrill Lynch
Connecticut Municipal Bond
Fund (File No. 33- 48693), Merrill
Lynch Oregon Municipal Bond
Fund (File No. 33-64502), Merrill
Lynch New Mexico Municipal
Bond Fund (File No. 33-52303),
Merrill Lynch Michigan Municipal
Bond Fund (File No. 33-55576),
Merrill Lynch Maryland Municipal
Bond Fund (File No. 33-49873),
Merrill Lynch Arkansas Municipal
Bond Fund (File No. 33-54341)
and Merrill Lynch Colorado
Municipal Bond Fund (File No.
33-50051) each of which has a
Fiscal Year end of July 31 and
files its Rule 24f-2 Notice
accordingly.  Set forth below is
the information required by Rule
24f-2 for the Fund.

1. 1,462,313 shares of beneficial
    interest of the Fund which had
    been registered under the
    Securities Act of 1933 (the
    "Securities Act") other than
    pursuant to Rule 24f-2
    remained unsold at the
    beginning of the Fiscal Year.

2. 10,206,616 shares of beneficial
    interest were registered under
    the Securities Act during the
    Fiscal Year other than pursuant
    to Rule 24f-2.

3. 4,586,485 shares of beneficial
    interest were sold during the
    Fiscal Year.*

4. No shares of beneficial interest
    were sold during the Fiscal Year
    in reliance upon registration
    pursuant to Rule 24f-2.


Please direct any questions relating
to this filing to Jerry Weiss, Merrill
Lynch Asset Management, P.O.
Box 9011, Princeton, NJ 08543,
(609)282-1727 or to Laurin
Blumenthal Kleiman at Brown &
Wood, 1 World Trade Center,
New York, New York  10048,
(212) 839-5525.


Very truly yours,


MERRILL LYNCH NEW YORK
MUNICIPAL BOND FUND OF
MERRILL LYNCH MULTI-STATE
MUNICIPAL SERIES TRUST



By /s/ Jerry Weiss
   - - - - - - - - - - -
     Jerry Weiss
      Secretary





















___________________
*Of this amount, 310,937 Class A shares were sold at an aggregate price of $3,354,788, 3,667,182 Class B shares were sold at an aggregate price of $39,752,322, 350,647 Class C shares were sold at an aggregate price of $3,811,029 and 257,719 Class D shares were sold at an aggregate price of $2,767,713. The aggregate price of all shares of beneficial interest sold during the Fiscal Year was $49,685,852.